Cover Page	6 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31